Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Operating Loss Carryforwards Expiring Two Thousand Fourteen CNY	Dec. 31, 2013 Operating Loss Carryforwards Expiring Two Thousand Fifteen CNY	Dec. 31, 2013 Operating Loss Carryforwards Expiring Two Thousand Sixteen CNY	Dec. 31, 2013 Operating Loss Carryforwards Expiring Two Thousand Seventeen CNY	Dec. 31, 2013 Operating Loss Carryforwards Expiring Two Thousand Eighteen CNY	Jun. 05, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") CNY	Dec. 31, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") Deemed Profit Method	Dec. 31, 2013 HONG KONG Uni-Force Development Limited ("Uni-Force")	Dec. 31, 2013 HONG KONG OWX Holding	Dec. 31, 2013 HONG KONG 3GUU Group	Dec. 31, 2013 CHINA USD ($)	Dec. 31, 2013 CHINA CNY	Dec. 31, 2012 CHINA CNY	Dec. 31, 2013 CHINA Yitongtianxia From years 2013 to 2015	Dec. 31, 2013 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2011 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2013 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") From years 2014 to 2016	Dec. 31, 2013 CHINA Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan")
Income Tax Disclosure [Line Items]
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%										16.50%	16.50%	16.50%	25.00%	25.00%						25.00%
PRC withholding tax rate																	10.00%	10.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (first two years)																	2 years	2 years
Enterprise income taxes, qualified new software development enterprise tax reduction percentage (subsequent three years)																	50.00%	50.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (subsequent three years)																	3 years	3 years
Effective Income tax rate																				12.50%			12.50%
Preferential tax rate																					15.00%	15.00%
Preferential tax rate, effective period																						3 years
Deemed profits, percentage of net revenue													30.00%
Deferred tax assets, gross	$ 4,484	27,139	5,484
Valuation allowances	3,854	23,325	5,093
Net operating losses carried forward	8,939	54,117					2,878	20,827	4,474	7,949	17,989
Aggregate undistributed earnings of the Company's subsidiaries, VIEs and the VIE subsidiaries located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company																	37,829	229,008	159,463
Unrecognized tax benefits	1,196	7,239	20,570	25,262	3,398	19,563						13,374
Offset by net operating loss	270	1,632	4,021
Unrecognized tax benefits net of operating loss carryforwards	926	5,607	16,549
Unrecognized tax benefits that would impact effective tax rate	666	4,031	16,417
Unrecognized tax benefits, income tax expenses for interest and penalties			2,643	1,093
Unrecognized tax benefits, reversed interest and penalties as a result of disposal of a subsidiary	357	2,163
Unrecognized tax benefits, reversed interest and penalties as a result of lapse of statute of limitations	1	8	60
Accrued interest and penalties related to unrecognized tax benefits	$ 721	4,363	5,395